Segment information and revenue analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total revenues	$ 5,505,734	$ 9,641,080	$ 14,532,941
Standard Cloud Based Services [Member]
Total revenues	2,100,610	1,982,328	1,400,857
Customized cloud-based services [Member]
Total revenues			5,005,080
B P O Services [Member]
Total revenues	2,001,452	2,261,998	1,747,310
Business Integration Services [Member]
Total revenues	1,326,009	4,076,446	5,404,262
Other Revenues [Member]
Total revenues	$ 77,663	$ 1,320,308	$ 975,432